REVENUE (Tables)	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The following table disaggregates the Company’s revenue by major source for the nine months ended September 30, 2021 and 2020:

	Nine Months Ended September 30,
	2021	2020
	(unaudited)	(unaudited)
Revenue:
Financial Services	$192,600	$-
Merchandise	181,771	-
Tickets	48,618	-
Merchant Fees	459,103	-
NFTs	23,275	-
Service - Production	675,119	-
	$1,580,486	$-